Other Current Assets (Tables) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other Assets [Abstract]
Inventories	$ 3,531	$ 20,304
Deferred mobilization expenses	0	66,169
Prepayments and advances	2,305	24,856
Insurance claims (Note 15)	941	7,201
Other	542	3,719
Other current assets	$ 7,319	$ 122,249